Director
Securities Operations

1-33555

CertNYE

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhoo@nyse.com

RECD S.E.C
JUN 2 2 2007
1086

June 22, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUN 2 6 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, DWS RREEF WORLD REAL ESTATE & TACTICAL STRATEGIES FUND, INC., Common Stock,par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 22, 2007. Tentative listing date – June 27, 2007.

Sincerely,

07055157

END